Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 62,616,982	$ 52,063,083
Accumulated depreciation	(25,464,318)	(22,939,840)
Provision for impairment	(3,823,054)
Property, plant and equipment, net	33,329,610	29,123,243
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	4,031,395	3,927,085
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	19,935,874	19,562,087
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	454,624	348,941
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,369,316	6,772,941
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total	753,986	174,740
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total	1,197,048	218,004
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 28,874,739	$ 21,059,285